SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Aug. 20, 2026	Jul. 21, 2026	Jul. 06, 2026
Institutional Investor [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Ordinary shares	11,111,111
Purchase price per share (in Dollars per share)	$ 0.9
Gross proceeds (in Dollars)	$ 10,000
Offering costs (in Dollars)	$ 842
Employee Stock [Member] | Restricted Stock Units (RSUs) [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of shares granted			5,950,000
Vesting period			3 years
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of shares granted		50,000
Vesting period		3 years